COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2020
COMMITMENTS AND CONTINGENCIES
Schedule of commitments for purchase obligations

The following table sets forth our purchase obligations as of December 31, 2020:

		Less than 1			Over 5
	Total	Year	1-3 Years	3-5 Years	Years
Purchase commitments	16,200	12,200	4,000	—	—
Total	16,200	12,200	4,000	—	—